Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

Loans

A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2012 and 2011 is as follows:

(in thousands)	2012	2011
Commercial, financial, and agricultural	$130,040	$128,555
Real estate construction—residential	22,177	30,201
Real estate construction—commercial	43,486	47,697
Real estate mortgage—residential	221,223	203,454
Real estate mortgage—commercial	405,092	402,960
Installment and other consumer	24,966	30,063

Total loans	$846,984	$842,930

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2012, loans with a carrying value of $457,000,000 were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company, are summarized as follows:

(in thousands)
Balance at December 31, 2011	$3,161
New loans	9,791
Amounts collected	(1,937)

Balance at December 31, 2012	$11,015

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Allowance for loan losses

The following is a summary of the allowance for loan losses for the years ended December 31, 2012, 2011, and 2010:

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un - allocated	Total
Balance at December 31, 2009	$2,773	$348	$1,740	$3,488	$4,693	$380	$1,375	$14,797

Additions:
Provision for loan losses	1,908	2,622	4,133	4,740	2,577	32	(758)	15,254

Deductions:
Loans charged off	1,903	933	4,556	4,534	3,841	422	0	16,189
Less recoveries on loans	(153)	(30)	(22)	(228)	(29)	(241)	0	(703)

Net loans charged off	1,750	903	4,534	4,306	3,812	181	0	15,486

Balance at December 31, 2010	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523

Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	0	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	0	(927)

Net loans charged off	1,964	1,793	262	1,775	6,317	168	0	12,279

Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900

Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)

Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867

Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

The following table provides the balance in the allowance for loan losses at December 31, 2012 and 2011, and the related loan balance by impairment methodology. Loans evaluated under ASC 310-10-35 include loans on non-accrual status, which are individually evaluated for impairment, troubled debt restructurings, and other impaired loans deemed to have similar risk characteristics. All other loans are collectively evaluated for impairment under ASC 450-20. Although the allowance for loan losses is comprised of specific and general allocations, the entire allowance is available to absorb credit losses.

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$213	$125	$542	$1,069	$2,071	$0	$0	$4,020
Collectively evaluated for impairment	1,724	607	1,169	2,318	4,763	239	2	10,822

Total	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

Loans outstanding:
Individually evaluated for impairment	$4,157	$2,496	$7,762	$5,771	$18,959	$44	$0	$39,189
Collectively evaluated for impairment	125,883	19,681	35,724	215,452	386,133	24,922	0	807,795

Total	$130,040	$22,177	$43,486	$221,223	$405,092	$24,966	$0	$846,984

December 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$239	$167	$380	$653	$2,309	$0	$0	$3,748
Collectively evaluated for impairment	1,565	1,021	1,182	2,598	3,425	267	3	10,061

Total	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Loans outstanding:
Individually evaluated for impairment	$4,428	$1,147	$7,867	$6,569	$33,440	$0	$0	$53,451
Collectively evaluated for impairment	124,127	29,054	39,830	196,885	369,520	30,063	0	789,479

Total	$128,555	$30,201	$47,697	$203,454	$402,960	$30,063	$0	$842,930

Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off unless the loan has other income streams to support repayment. For impaired loans which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired.

Impaired loans

Impaired loans totaled $39,363,000 and $53,620,000 at December 31, 2012 and 2011 respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings.

The categories of impaired loans at December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Non-accrual loans	$31,081	$46,403
Troubled debt restructurings continuing to accrue interest	8,282	7,217

Total impaired loans	$39,363	$53,620

The following tables provide additional information about impaired loans at December 31, 2012 and 2011, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided:

(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
At December 31, 2012
With no related allowance recorded:
Commercial, financial and agricultural	$3,272	$4,009	$0
Real estate—construction residential	2,307	2,339	0
Real estate—construction commercial	1,879	2,102	0
Real estate—residential	1,939	2,393	0
Real estate—commercial	5,162	5,565	0
Consumer	174	186	0

Total	$14,733	$16,594	$0

With an allowance recorded:
Commercial, financial and agricultural	$885	$898	$213
Real estate—construction residential	189	189	125
Real estate—construction commercial	5,883	6,011	542
Real estate—residential	3,832	3,999	1,069
Real estate—commercial	13,797	14,167	2,071
Consumer	44	44	0

Total	$24,630	$25,308	$4,020

Total impaired loans	$39,363	$41,902	$4,020

At December 31, 2011
With no related allowance recorded:
Commercial, financial and agricultural	$3,546	$3,625	$0
Real estate—construction residential	584	788	0
Real estate—construction commercial	1,459	1,756	0
Real estate—residential	2,315	2,654	0
Real estate—commercial	15,151	21,190	0
Consumer	168	177	0

Total	$23,223	$30,190	$0

With an allowance recorded:
Commercial, financial and agricultural	$882	$904	$239
Real estate—construction residential	563	563	167
Real estate—construction commercial	6,409	6,448	380
Real estate—residential	4,254	4,265	653
Real estate—commercial	18,289	18,780	2,309

Total	$30,397	$30,960	$3,748

Total impaired loans	$53,620	$61,150	$3,748

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2012 and 2011:

	2012		2011
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$4,157	$93	$3,510	$52
Real estate—construction residential	1,137	7	1,273	0
Real estate—construction commercial	1,692	0	3,568	0
Real estate—residential	3,169	50	3,596	26
Real estate—commercial	12,198	124	18,270	73
Consumer	170	1	190	4

Total	$22,523	$275	$30,407	$155

With an allowance recorded:
Commercial, financial and agricultural	$776	$29	$655	$17
Real estate—construction residential	189	0	47	0
Real estate—construction commercial	6,087	0	5,805	0
Real estate—residential	2,604	11	3,203	113
Real estate—commercial	11,271	99	12,724	0
Consumer	2	0	0	0

Total	$20,929	$139	$22,434	$130

Total impaired loans	$43,452	$414	$52,841	$285

The specific reserve component of the Company’s allowance for loan losses at December 31, 2012 and 2011 was determined by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows. The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $275,000 and $155,000, for the years ended December 31, 2012 and 2011, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the periods reported. Contractual interest due on loans in non-accrual status was $1,198,000 at December 31, 2012 compared to $1,952,000 at December 31, 2011. Interest income recognized on loans in non-accrual status was $11,000 for the year ended December 31, 2011. During the year ended December 31, 2012 there was no significant interest recognized on loans in non-accrual status.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due.

The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2012 and 2011.

(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2012
Commercial, Financial, and Agricultural	$126,884	$1,821	$0	$1,335	$130,040
Real Estate Construction—Residential	19,390	290	0	2,497	22,177
Real Estate Construction—Commercial	35,117	607	0	7,762	43,486
Real Estate Mortgage—Residential	213,694	2,199	0	5,330	221,223
Real Estate Mortgage—Commercial	390,032	1,122	0	13,938	405,092
Installment and Other Consumer	24,221	520	6	219	24,966

Total	$809,338	$6,559	$6	$31,081	$846,984

December 31, 2011
Commercial, Financial, and Agricultural	$126,244	$243	$0	$2,068	$128,555
Real Estate Construction—Residential	29,054	0	0	1,147	30,201
Real Estate Construction—Commercial	39,822	0	8	7,867	47,697
Real Estate Mortgage—Residential	195,779	3,513	9	4,153	203,454
Real Estate Mortgage—Commercial	371,000	924	36	31,000	402,960
Installment and Other Consumer	29,282	612	1	168	30,063

Total	$791,181	$5,292	$54	$46,403	$842,930

Credit Quality

The following table provides information about the credit quality of the loan portfolio using the Company’s internal rating system reflecting management’s risk assessment. Loans are placed on watch status when (1) one or more weaknesses that could jeopardize timely liquidation exits; or (2) the margin or liquidity of an asset is sufficiently tenuous that adverse trends could result in a collection problem. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) payment of principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2012
Watch	$14,814	$4,580	$6,459	$26,063	$29,753	$672	$82,341
Substandard	6,485	396	2,035	5,472	11,027	423	25,838
Non-accrual	1,335	2,497	7,762	5,330	13,938	219	31,081

Total	$22,634	$7,473	$16,256	$36,865	$54,718	$1,314	$139,260

At December 31, 2011
Watch	$22,206	$9,644	$9,338	$13,231	$24,392	$557	$79,368
Substandard	4,142	842	1,189	4,269	8,004	444	18,890
Non-accrual	2,068	1,147	7,867	4,153	31,000	168	46,403

Total	$28,416	$11,633	$18,394	$21,653	$63,396	$1,169	$144,661

Troubled Debt Restructurings

At December 31, 2012, loans classified as troubled debt restructurings (TDRs) totaled $22,363,000, of which $14,081,000 was on non-accrual status and $8,282,000 was on accrual status. At December 31, 2011, loans classified as TDRs totaled $32,165,000, of which $24,948,000 was on non-accrual status and $7,217,000 was on accrual status. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $1,544,000 and $1,522,000 were allocated to the allowance for loan losses at December 31, 2012 and 2011, respectively.

The following table summarizes loans that were modified as TDRs during the years ended December 31, 2012 and 2011:

	2012			2011
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre - Modification	Post - Modification	Number of Contracts	Pre - Modification	Post - Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	4	$637	$613	9	$3,500	$3,486
Real estate construction—commercial	1	43	41	8	6,616	6,227
Real estate mortgage—residential	5	657	657	7	1,157	1,010
Real estate mortgage—commercial	2	645	644	9	9,553	9,215
Consumer	2	44	44	0	0	0

Total	14	$2,026	$1,999	33	$20,826	$19,938

(1)	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or the collateral for the loan is foreclosed and sold. The Company considers a loan in TDR status in default when the borrower’s payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loan’s maturity date. During the year ended December 31, 2012, fourteen loans meeting the TDR criteria were modified. There was one loan modified as a TDR that defaulted during the year ended December 31, 2012, and within twelve months of their modification date. No loans modified as a TDR during the year ended December 31, 2011 defaulted.